Fees and Commissions (Details) - Schedule of Commission Income and Expense - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fee and commission income
Fees and commissions for prepayments	$ 15,595	$ 17,108	$ 14,151
Fees and commissions of loans with credit lines	1	49	2,900
Fees and commissions for lines of credits and overdrafts	1,633	1,968	2,820
Fees and commissions for guarantees and letters of credit	42,340	34,893	34,462
Fees and commissions for card services	568,463	500,292	422,737
Fees and commissions for management of accounts	80,774	73,076	59,538
Fees and commissions for collections and payments	61,556	65,187	60,912
Fees and commissions for intermediation and management of securities	13,513	10,602	9,487
Insurance brokerage fees	55,039	60,528	61,511
Fees and commissions for factoring operations services	1,286	1,334	1,249
Fees and commissions for securitizations	0	0	0
Fees and commissions for financial advice	21,068	28,378	15,422
Office banking	23,376	22,673	21,495
Fees for other services rendered	92,406	75,932	60,823
Other fees earned	63,594	68,148	81,006
Total	1,040,644	960,168	848,513
Fee and commission expense
Compensation for card operation	(191,567)	(156,558)	(127,285)
Commissions for licence for use brands	(8,780)	(7,166)	(6,077)
Commissions for services linked to the credit card and prepaid cards	(48)	(383)	(10,943)
Commissions for obligations of loyalty programmes and merits for card customers	(125,743)	(123,768)	(95,542)
Fees and commissions for securities transactions	(12,043)	(11,866)	(9,115)
Office banking	(2,770)	(2,715)	(2,859)
Interbank services	(22,823)	(28,935)	(61,136)
Other fees	(81,039)	(81,711)	(32,916)
Total	(444,813)	(413,102)	(345,873)
Net fee and commission income	$ 595,831	$ 547,066	$ 502,640